SCHEDULE OF REVENUE (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Revenues	$ 937,177	$ 1,397,275	$ 2,121,793	$ 3,189,800	$ 5,980,847	$ 10,200,957